Cover Page	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q3
Entity Registrant Name	AMERICA MOVIL SAB DE CV/
Entity Central Index Key	0001129137
Current Fiscal Year End Date	--12-31